SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Government subsidies	$ 99,453	$ 38,364
Advertising expense	$ 258	$ 19	$ 536